Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions
Note 10 – Related Party Transactions

During the nine months ended September 30, 2011 and 2010, the Company entered into various related party transactions with respect to financing arrangements with a Company stockholder and his affiliated entities. The outstanding balances of debt and the related accrued interest at September 30, 2011 and at December 31, 2010 and interest expense for the nine months ended September 30, 2011 and 2010 are disclosed in Note 6.

The Company is obligated to pay management fees to a stockholder of $10,000 per month for general business consulting, which represented $30,000 and $90,000 for each of the three and nine months ended September 30, 2011 and 2010, respectively. The balance due as of September 30, 2011 and December 31, 2010 was $250,000 and $160,000, respectively.  The agreement was terminated in September 2011.

The Company is obligated to pay financing fees to a stockholder equal to 10% of the proceeds from note issuances to another related party. During the nine months ended September 30, 2011, the Company issued $3,000 of notes to the holder and accrued another $3,000 fee to satisfy the financing fee obligation. There were no financing fees paid during the three months ended September 30, 2011.

Effective September 30, 2011, the Company’s Board of Directors appointed a new President and Chief Executive Officer (the “New CEO”). Prior to his appointment, the Company paid the New CEO $50,000 and $192,500 during the three and nine months ended September 30, 2011, pursuant to an April 1, 2011 Management Consulting Agreement between Mr. Archbold and the Company. Under the Management Consulting Agreement, Mr. Archbold provided general management and business consulting services and advice to the Company, including but not limited to, services and advice related to (i) general business development; (ii) the reverse merger; (iii) due diligence processes and capital structuring; and (iv) corporate planning and strategies. The Management Consulting Agreement was terminated upon the September 30, 2011 appointment of Mr. Archbold as the Company’s President and Chief Executive Officer.

Note 17 – Related Party Transactions

During the years ended December 31, 2010 and 2009, the Company entered into various related party transactions with respect to financing arrangements with a Company stockholder, its Board of Directors and with their affiliated entities. The outstanding balances of debt and the related accrued interest as of December 31, 2010 and 2009, and interest expense for the years ended December 31, 2010 and 2009, are disclosed in Note 10.

As disclosed in Note 7, the Company has a note receivable of $187,717 as of December 31, 2010 and 2009, from an officer and stockholder of the Company.  This note was forgiven on July 29, 2011.

Commencing in September 2009, the Company was obligated to pay management fees of $10,000 per month to a stockholder.  During the years ended December 31, 2010 and 2009, the Company incurred $120,000 and $40,000 of such fees respectively. The balance due as of December 31, 2010 and 2009 was $160,000 and $40,000, respectively.

The Company is obligated to pay financing fees to a stockholder equal to 10% of the proceeds from note issuances to another related party. No such fees were incurred during either 2010 or 2009. During the six months ended June 30, 2011, the Company issued $3,000 of notes to the stockholder and accrued another $3,000 fee to satisfy the financing fee obligation.